LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Land Use Rights [Line Items]
Land use rights, gross	$ 1,191,723	$ 1,199,617
Less: accumulated amortization	(432,072)	(412,118)
Land use rights, net	759,651	787,499
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	145,511	146,475
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	396,949	399,578
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 649,263	$ 653,564